Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Prospector Capital Appreciation Fund
Account Value [Line Items]
Account Value	$ 22,941	$ 20,681	$ 18,575	$ 19,363	$ 15,710	$ 14,765	$ 12,069	$ 12,452	$ 11,180	$ 9,748	$ 10,000
Prospector Opportunity Fund
Account Value [Line Items]
Account Value	$ 24,929	22,064	19,766	21,074	17,149	16,265	12,937	13,530	12,263	10,133	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Account Value	$ 22,400	19,653	17,601	19,128	15,257	14,831	11,746	12,848	11,351	9,587	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value	$ 25,070	$ 21,735	$ 18,541	$ 22,424	$ 18,292	$ 15,621	$ 11,966	$ 13,158	$ 11,102	$ 9,756	$ 10,000